Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 4,109	$ 3,898	$ 15,406	$ 17,171
Taxable securities	503	575	2,377	2,564
Tax exempt securities	352	364	1,486	1,155
FHLB stock	28	26	99	79
Other interest income	5	11	23	11
Total interest and dividend income	4,997	4,874	19,391	20,980
Interest expense
Deposits	798	1,083	3,916	4,679
Federal Home Loan Bank advances	322	395	1,467	2,096
Subordinated debentures	70	69	281	281
FDIC guaranteed unsecured borrowings	37	50	201	201
Federal funds purchased and other short-term borrowings	1		6	11
Total interest expense	1,228	1,597	5,871	7,268
Net interest income	3,769	3,277	13,520	13,712
Provision for loan losses	228	28	1,137	3,472
Net interest income after provision for loan losses	3,541	3,249	12,383	10,240
Noninterest income
Service charges on deposits	107	136	530	728
ATM and debit card fees	97	93	391	367
Trust fees				6
Earnings on life insurance, net	94	96	397	381
Net gains on mortgage banking activities	222	96	676	814
Loan servicing fees, net	12	13	26	29
Net gains on sales and calls of securities	109	25	627	1,063
Net losses on sales of other assets	(150)	(21)	(374)	(168)
Bank owned life insurance death benefit				5
Other income	98	103	374	480
Total noninterest income	589	541	2,647	3,705
Noninterest expense
Salaries and employee benefits	1,658	1,521	6,103	5,823
Occupancy and equipment	489	505	1,789	1,797
Data processing	127	108	445	461
Advertising	74	39	219	196
Bank examination fees	81	82	479	537
Amortization of intangibles	30	58	201	264
Collection and other real estate owned	84	133	153	133
FDIC insurance	28	34	410	437
Other expenses	385	362	1,253	1,161
Total noninterest expense	2,956	2,842	11,052	10,809
Income before income taxes	1,174	948	3,978	3,136
Income tax expense	247	170	736	545
Net income	$ 927	$ 778	$ 3,242	$ 2,591
Earnings per share (Note 21):
Basic	$ 0.20	$ 0.18	$ 0.73	$ 0.58
Diluted	$ 0.20	$ 0.18	$ 0.73	$ 0.58